Capital Disclosure	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Disclosures [Abstract]
Capital Disclosure
22.	CAPITAL DISCLOSURE
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going con
cern in order to pursue the exploration and development of its mineral properties and to maintain a flexible capital structure. The capital structure of the Company consists of long-term borrowings, project debt facilities and equity attributable to common shareholders, comprising issued capital, contributed surplus, and deficit.
The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.
In order to carry out the planned exploration and development of its projects and pay for administrative costs, the Company will spend its existing working capital, draw on its Limited Recourse Loan Facility or raise additional amounts as needed and if available.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the
Company, is reasonable. There were
no
changes in the Company’s approach to capital management during the year ended December 31, 2022.